Finance Costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis of income and expense [abstract]
Interest charge on bank borrowings	£ 561	£ 286	£ 79
Interest charge on leases	8	22	35
Foreign exchange loss	17	967	0
Other interest charge	3	100	56
Fair value movement of financial liabilities	229	0	0
Total	£ 818	£ 1,375	£ 170